Net Loss Per Share - Summary of Weighted Average Number of Potential Ordinary Shares that were not included in the Diluted EPS Calculations (Details) - shares shares in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Series C Preference Shares
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares		184,267
Stock Based Awards
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares	3,029